Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	TRXADE HEALTH, INC.
Entity Central Index Key	0001382574
Entity Tax Identification Number	46-3673928
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2420 Brunello Trace
Entity Address, City or Town	Lutz
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33558
City Area Code	800
Local Phone Number	261-0281
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false